Other assets (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Other Assets

	2015	2014
Equity investment in affiliate (a)	$44,106	$19,555
Restricted cash	13,858	13,855
Intangible assets	2,471	2,525
Capital assets	2,288	1,579
Other	26,333	29,794
Other assets	$89,056	$67,308

(a)

On March 14, 2011, the Company entered into an agreement to participate in GCI, an investment vehicle established by an affiliate of The Carlyle Group. GCI will invest up to $900,000,000 equity capital in containership assets strategic to the People’s Republic of China, Taiwan, Hong Kong and Macau. The Company agreed to make a minority investment in GCI of up to $100,000,000 during the investment period, which is anticipated to be up to five years.  The Company accounts for its 10.8% (2014 – 10.8%) investment in GCI using the equity method. The investment of $44,106,000 (2014 - $19,555,000) is comprised of the Company’s capital contribution of $40,852,000 (2014 – $21,408,000) and its cumulative equity income on investment of $3,254,000 (2014 – cumulative loss of $1,853,000).